Other Current and Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Current and Other Non-Current Assets [Abstract]
Schedule of Other Current and Other Non-Current Assets
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Input VAT and other taxes receivable	$244,025	$219,232
Prepayments – office and warehouse rental	1,284,395	818,997
Prepayments - insurance	383,101	91,022
Prepayments - others	393,910	187,759
Uniforms	12,876	17,417
Prepayments – independent directors’ fee	77,700	-
Tools and supplies	120,355	143,760
Cash advances to employees	48,386	79,169
Interest receivable on bank deposits	69,051	108,215
Other current assets	$2,633,799	$1,665,571

Deposits	$390,065	$402,447
Other non-current assets	$390,065	$402,447